Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Stock Issued During Period, Value, Issued for Services	$ 260,000		$ 29,550
Stratco Advisory and Tysadco Partners [Member] | Development service agreement [Member]
Service agreement description	In connection with an agreement with Stratco Advisory and Tysadco Partners, the Company has agreed to pay $6,000 per month for twelve months for corporate development , investment advisory, and investor relations services, payable $3,000 in restricted common stock and $3,000 in cash
Stock Issued During Period, Value, Issued for Services	$ 9,000
Stock Issued During Period, Shares, Issued for Services	18,000
Restricted shares, amount	$ 3,000
Restricted Cash	$ 3,000